UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2020

Item 1.

Reports to Stockholders

Fidelity® U.S. Equity Central Fund

Semi-Annual Report

December 31, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2020

% of fund's net assets
Apple, Inc.	5.8
Microsoft Corp.	5.4
Amazon.com, Inc.	3.5
Alphabet, Inc. Class A	3.4
Facebook, Inc. Class A	1.9
UnitedHealth Group, Inc.	1.1
Adobe, Inc.	1.1
Capital One Financial Corp.	1.0
Procter & Gamble Co.	1.0
Salesforce.com, Inc.	1.0
25.2

Top Market Sectors as of December 31, 2020

% of fund's net assets
Information Technology	26.0
Health Care	13.6
Consumer Discretionary	11.7
Financials	11.3
Communication Services	10.2
Industrials	8.5
Consumer Staples	6.1
Real Estate	2.9
Utilities	2.5
Materials	2.5

Asset Allocation (% of fund's net assets)

As of December 31, 2020*
Stocks	98.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 8.6%

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 0.3%
Liberty Global PLC Class C (a)	2,198,618	$51,997,316
Liberty Latin America Ltd. Class C (a)	1,289,434	14,299,823
Vonage Holdings Corp. (a)	868,028	11,175,861
		77,473,000
Entertainment - 2.7%
Activision Blizzard, Inc.	1,131,225	105,034,241
Cinemark Holdings, Inc. (b)	1,639,500	28,543,695
Electronic Arts, Inc.	827,562	118,837,903
Lions Gate Entertainment Corp.:
Class A (a)(b)	94,500	1,074,465
Class B (a)	927,526	9,627,720
Live Nation Entertainment, Inc. (a)	139,139	10,223,934
Netflix, Inc. (a)	226,505	122,478,049
Sea Ltd. ADR (a)	67,300	13,396,065
Spotify Technology SA (a)	23,200	7,300,112
Take-Two Interactive Software, Inc. (a)	152,060	31,596,547
The Walt Disney Co.	1,131,920	205,081,266
World Wrestling Entertainment, Inc. Class A (b)	491,824	23,632,143
Zynga, Inc. (a)	1,057,588	10,438,394
		687,264,534
Interactive Media & Services - 5.6%
Alphabet, Inc. Class A (a)	481,120	843,230,157
ANGI Homeservices, Inc. Class A (a)	1,470,502	19,403,274
Facebook, Inc. Class A (a)	1,727,825	471,972,677
InterActiveCorp (a)	43,100	8,160,985
Match Group, Inc. (a)	328,627	49,685,116
		1,392,452,209
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	19,392	734,375
Comcast Corp. Class A	969,782	50,816,577
DISH Network Corp. Class A (a)	212,263	6,864,585
Liberty Broadband Corp.:
Class A (a)	447,527	70,521,305
Class C (a)	153,495	24,309,003
Liberty Media Corp.:
Liberty Media Class A (a)	531,371	20,186,784
Liberty SiriusXM Series A (a)	338,730	14,629,749
Liberty SiriusXM Series C (a)	60,991	2,653,718
Nexstar Broadcasting Group, Inc. Class A	79,100	8,636,929
S4 Capital PLC (a)	198,200	1,355,192
Sinclair Broadcast Group, Inc. Class A	43,888	1,397,833
ViacomCBS, Inc. Class B (b)	432,243	16,105,374
		218,211,424
Wireless Telecommunication Services - 0.7%
Millicom International Cellular SA (a)	731,200	28,355,936
T-Mobile U.S., Inc.	1,153,438	155,541,114
		183,897,050

TOTAL COMMUNICATION SERVICES		2,559,298,217

CONSUMER DISCRETIONARY - 11.7%
Automobiles - 1.0%
Ferrari NV	33,902	7,781,187
Tesla, Inc. (a)	335,950	237,069,837
Thor Industries, Inc.	14,100	1,311,159
		246,162,183
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	47,800	8,268,922
Grand Canyon Education, Inc. (a)	138,895	12,932,513
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	35,488	6,594,025
		27,795,460
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A	98,200	14,415,760
ARAMARK Holdings Corp.	347,800	13,383,344
Caesars Entertainment, Inc. (a)	414,016	30,748,968
Chipotle Mexican Grill, Inc. (a)	26,027	36,091,901
Churchill Downs, Inc.	123,951	24,144,415
Compass Group PLC	614,800	11,466,854
Extended Stay America, Inc. unit	896,100	13,271,241
Flutter Entertainment PLC	11,700	2,417,562
Hilton Worldwide Holdings, Inc.	370,466	41,218,047
Marriott International, Inc. Class A	88,300	11,648,536
Marriott Vacations Worldwide Corp.	113,070	15,515,465
McDonald's Corp.	177,809	38,154,255
Noodles & Co. (a)	854,272	6,748,749
Penn National Gaming, Inc. (a)	264,111	22,811,267
Planet Fitness, Inc. (a)	179,332	13,921,543
Restaurant Brands International, Inc.	233,600	14,283,202
Starbucks Corp.	798,237	85,395,394
Vail Resorts, Inc.	39,379	10,985,166
Wendy's Co.	465,300	10,199,376
		416,821,045
Household Durables - 0.4%
D.R. Horton, Inc.	428,729	29,548,003
Lennar Corp. Class A	283,976	21,647,490
NVR, Inc. (a)	5,838	23,818,223
Purple Innovation, Inc. (a)	97,425	3,209,180
Sony Corp.	123,800	12,475,089
Tempur Sealy International, Inc. (a)	108,000	2,916,000
Tupperware Brands Corp. (a)	73,309	2,374,479
		95,988,464
Internet & Direct Marketing Retail - 4.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	18,900	4,398,597
Amazon.com, Inc. (a)	266,542	868,108,636
ContextLogic, Inc.	40,500	738,720
Doordash, Inc. (b)	192,400	27,465,100
Expedia, Inc.	309,200	40,938,080
Farfetch Ltd. Class A (a)	120,300	7,676,343
MercadoLibre, Inc. (a)	20,100	33,671,922
Ocado Group PLC (a)	171,400	5,360,488
The Booking Holdings, Inc. (a)	7,500	16,704,525
The Honest Co., Inc. (a)(c)(d)	171,220	4,548,973
The RealReal, Inc. (a)	407,483	7,962,218
Wayfair LLC Class A (a)	40,318	9,104,208
		1,026,677,810
Leisure Products - 0.0%
Vista Outdoor, Inc. (a)	113,800	2,703,888
Multiline Retail - 0.7%
B&M European Value Retail SA	926,152	6,537,739
Dollar General Corp.	298,561	62,787,378
Dollar Tree, Inc. (a)	333,337	36,013,729
Kohl's Corp.	88,400	3,596,996
Nordstrom, Inc.	343,700	10,726,877
Ollie's Bargain Outlet Holdings, Inc. (a)	253,459	20,725,342
Target Corp.	225,500	39,807,515
		180,195,576
Specialty Retail - 2.2%
American Eagle Outfitters, Inc.	208,000	4,174,560
Aritzia LP (a)	146,200	2,962,132
AutoZone, Inc. (a)	15,016	17,800,567
Best Buy Co., Inc.	174,531	17,416,448
Burlington Stores, Inc. (a)	179,394	46,920,501
Carvana Co. Class A (a)	19,010	4,553,655
Dick's Sporting Goods, Inc.	221,000	12,422,410
Five Below, Inc. (a)	124,629	21,807,582
Floor & Decor Holdings, Inc. Class A (a)	227,061	21,082,614
L Brands, Inc.	51,374	1,910,599
Lowe's Companies, Inc.	523,930	84,096,004
National Vision Holdings, Inc. (a)	180,839	8,190,198
O'Reilly Automotive, Inc. (a)	51,227	23,183,803
Ross Stores, Inc.	384,347	47,201,655
Sally Beauty Holdings, Inc. (a)	291,200	3,797,248
The Home Depot, Inc.	569,913	151,380,291
TJX Companies, Inc.	951,886	65,004,295
Ulta Beauty, Inc. (a)	27,500	7,896,900
		541,801,462
Textiles, Apparel & Luxury Goods - 1.5%
adidas AG	33,709	12,263,501
Canada Goose Holdings, Inc. (a)	110,000	3,270,013
Capri Holdings Ltd. (a)	1,969,805	82,731,810
Crocs, Inc. (a)	14,100	883,506
Deckers Outdoor Corp. (a)	85,685	24,572,744
G-III Apparel Group Ltd. (a)	186,200	4,420,388
Hermes International SCA	3,600	3,868,428
Levi Strauss & Co. Class A	278,400	5,590,272
lululemon athletica, Inc. (a)	60,150	20,934,005
LVMH Moet Hennessy Louis Vuitton SE	29,391	18,398,808
NIKE, Inc. Class B	788,652	111,570,598
Puma AG	15,900	1,789,178
PVH Corp.	473,049	44,414,571
Ralph Lauren Corp.	179,427	18,613,757
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	108,000	3,881,520
Tapestry, Inc.	982,910	30,548,843
		387,751,942

TOTAL CONSUMER DISCRETIONARY		2,925,897,830

CONSUMER STAPLES - 6.1%
Beverages - 2.0%
Boston Beer Co., Inc. Class A (a)	500	497,145
Coca-Cola Bottling Co. Consolidated	1,800	479,286
Constellation Brands, Inc. Class A (sub. vtg.)	136,566	29,914,782
Diageo PLC	647,462	25,619,270
GURU Organic Energy Corp. (a)	106,800	1,695,678
Keurig Dr. Pepper, Inc.	1,708,600	54,675,200
Molson Coors Beverage Co. Class B	134,100	6,059,979
Monster Beverage Corp. (a)	688,878	63,707,437
PepsiCo, Inc.	821,300	121,798,790
Primo Water Corp.	315,500	4,947,040
The Coca-Cola Co.	3,429,161	188,055,189
		497,449,796
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	509,546	18,995,875
Costco Wholesale Corp.	172,500	64,994,550
Grocery Outlet Holding Corp. (a)(b)	90,200	3,540,350
Kroger Co.	1,474,723	46,837,202
Performance Food Group Co. (a)	447,201	21,291,240
Sysco Corp.	80,900	6,007,634
U.S. Foods Holding Corp. (a)	931,636	31,032,795
Walgreens Boots Alliance, Inc.	64,500	2,572,260
Walmart, Inc.	532,200	76,716,630
		271,988,536
Food Products - 0.9%
Archer Daniels Midland Co.	30,500	1,537,505
Bunge Ltd.	104,300	6,839,994
Campbell Soup Co. (b)	63,900	3,089,565
Conagra Brands, Inc.	387,800	14,061,628
Danone SA	101,012	6,647,212
Darling Ingredients, Inc. (a)	87,600	5,052,768
Farmer Brothers Co. (a)	184,000	859,280
Freshpet, Inc. (a)	19,130	2,716,269
General Mills, Inc.	168,700	9,919,560
JDE Peet's BV	174,900	7,894,980
Laird Superfood, Inc.	31,500	1,490,580
Lamb Weston Holdings, Inc.	351,900	27,708,606
Mondelez International, Inc.	1,634,312	95,558,223
Nomad Foods Ltd. (a)	193,500	4,918,770
Pilgrim's Pride Corp. (a)	35,600	698,116
Post Holdings, Inc. (a)	120,400	12,161,604
Sanderson Farms, Inc.	15,100	1,996,220
The Kraft Heinz Co.	179,100	6,207,606
TreeHouse Foods, Inc. (a)	355,100	15,088,199
Tyson Foods, Inc. Class A	217,800	14,035,032
		238,481,717
Household Products - 1.4%
Clorox Co.	24,700	4,987,424
Energizer Holdings, Inc.	284,600	12,004,428
Kimberly-Clark Corp.	506,400	68,277,912
Procter & Gamble Co.	1,850,893	257,533,252
Reckitt Benckiser Group PLC	76,300	6,810,096
Reynolds Consumer Products, Inc.	360,200	10,820,408
Spectrum Brands Holdings, Inc.	21,888	1,728,714
		362,162,234
Personal Products - 0.2%
Edgewell Personal Care Co.	305,800	10,574,564
Herbalife Nutrition Ltd. (a)	509,600	24,486,280
Unilever PLC	73,454	4,447,719
Yatsen Holding Ltd. ADR	85,700	1,456,900
		40,965,463
Tobacco - 0.5%
Altria Group, Inc.	1,584,167	64,950,847
Philip Morris International, Inc.	683,653	56,599,632
		121,550,479

TOTAL CONSUMER STAPLES		1,532,598,225

ENERGY - 2.3%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	737,554	15,378,001
Oceaneering International, Inc. (a)	1,940,200	15,424,590
SBM Offshore NV	619,600	11,781,683
Subsea 7 SA (a)	2,649,200	27,219,998
TechnipFMC PLC	659,800	6,202,120
		76,006,392
Oil, Gas & Consumable Fuels - 2.0%
Africa Oil Corp. (a)	6,090,176	5,406,473
Aker BP ASA	272,800	6,883,828
Apache Corp.	1,930,400	27,392,376
Black Stone Minerals LP	424,800	2,837,664
Canadian Natural Resources Ltd.	1,694,359	40,718,393
Cheniere Energy, Inc. (a)	314,478	18,878,114
Chevron Corp.	121,342	10,247,332
Equinor ASA sponsored ADR	1,127,400	18,511,908
Exxon Mobil Corp.	3,554,938	146,534,544
Hess Corp.	1,001,875	52,888,981
Kosmos Energy Ltd.	6,699,545	15,743,931
Magellan Midstream Partners LP	422,200	17,918,168
Marathon Petroleum Corp.	72,400	2,994,464
MEG Energy Corp. (a)	8,777,000	30,683,989
Phillips 66 Co.	566,859	39,646,118
Royal Dutch Shell PLC Class B sponsored ADR	643,600	21,631,396
Targa Resources Corp.	267,900	7,067,202
Total SA sponsored ADR	292,300	12,250,293
Valero Energy Corp.	514,286	29,093,159
		507,328,333

TOTAL ENERGY		583,334,725

FINANCIALS - 11.3%
Banks - 3.2%
Bank of America Corp.	4,912,678	148,903,270
Citigroup, Inc.	1,527,900	94,210,314
Comerica, Inc.	845,200	47,212,872
First Horizon National Corp.	2,403,469	30,668,264
Huntington Bancshares, Inc.	2,187,397	27,626,824
JPMorgan Chase & Co.	942,300	119,738,061
KeyCorp	1,893,695	31,075,535
M&T Bank Corp.	282,428	35,953,084
Piraeus Bank SA (a)	4,160,204	6,607,007
Signature Bank	163,146	22,072,022
Societe Generale Series A	1,232,600	25,624,052
Standard Chartered PLC (United Kingdom)	1,916,600	12,211,008
Wells Fargo & Co.	5,887,177	177,675,002
Wintrust Financial Corp.	339,000	20,709,510
		800,286,825
Capital Markets - 3.0%
Bank of New York Mellon Corp.	4,180,000	177,399,200
BlackRock, Inc. Class A	134,814	97,273,694
Brookfield Asset Management, Inc. Class A	507,700	20,952,779
Cboe Global Markets, Inc.	286,472	26,676,273
Hamilton Lane, Inc. Class A	271,496	21,190,263
Intercontinental Exchange, Inc.	713,800	82,294,002
Lazard Ltd. Class A	303,586	12,841,688
Morgan Stanley	2,215,584	151,833,972
State Street Corp.	789,900	57,488,922
StepStone Group, Inc. Class A	1,468,125	55,509,806
Vesper Healthcare Acquisition Corp. Class A (a)	100,000	1,131,000
Virtu Financial, Inc. Class A	1,873,731	47,161,809
		751,753,408
Consumer Finance - 1.8%
Ally Financial, Inc.	1,155,145	41,192,471
Capital One Financial Corp.	2,632,574	260,229,940
Discover Financial Services	521,700	47,229,501
OneMain Holdings, Inc.	1,473,211	70,949,842
SLM Corp.	3,084,065	38,211,565
		457,813,319
Diversified Financial Services - 0.7%
Ant International Co. Ltd. Class C (a)(c)(d)	3,805,376	32,726,234
Berkshire Hathaway, Inc. Class B (a)	224,700	52,101,189
Jaws Acquisition Corp. (a)	1,280,000	17,164,800
Skillz, Inc. (a)(b)	834,300	16,686,000
Voya Financial, Inc.	843,600	49,612,116
		168,290,339
Insurance - 2.2%
American International Group, Inc.	1,394,363	52,790,583
Arch Capital Group Ltd. (a)	532,300	19,200,061
Arthur J. Gallagher & Co.	318,300	39,376,893
Chubb Ltd.	321,900	49,546,848
Fairfax Financial Holdings Ltd. (sub. vtg.)	79,000	26,926,035
Hartford Financial Services Group, Inc.	1,231,869	60,336,944
Marsh & McLennan Companies, Inc.	481,550	56,341,350
Reinsurance Group of America, Inc.	258,400	29,948,560
The Travelers Companies, Inc.	1,255,378	176,217,410
Willis Towers Watson PLC	173,428	36,537,811
		547,222,495
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	1,402,100	21,872,760
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	819,933	35,421,106
MGIC Investment Corp.	2,297,419	28,832,608
Mr. Cooper Group, Inc. (a)	20	621
		64,254,335

TOTAL FINANCIALS		2,811,493,481

HEALTH CARE - 13.6%
Biotechnology - 3.6%
Acceleron Pharma, Inc. (a)	170,000	21,749,800
ADC Therapeutics SA (a)	344,324	11,021,811
Alnylam Pharmaceuticals, Inc. (a)	300,000	38,991,000
Aprea Therapeutics, Inc. (a)	95,700	470,844
Arcutis Biotherapeutics, Inc. (a)	280,000	7,876,400
Argenx SE ADR (a)	228,000	67,052,520
Ascendis Pharma A/S sponsored ADR (a)	345,000	57,539,100
BeiGene Ltd. ADR (a)	60,000	15,503,400
BioAtla, Inc.	280,000	9,522,800
Black Diamond Therapeutics, Inc. (a)	120,000	3,846,000
Blueprint Medicines Corp. (a)	140,000	15,701,000
Denali Therapeutics, Inc. (a)	138,400	11,592,384
Exelixis, Inc. (a)	640,000	12,844,800
Fate Therapeutics, Inc. (a)	280,000	25,460,400
Forma Therapeutics Holdings, Inc.	250,000	8,725,000
Generation Bio Co.	52,800	1,496,880
Generation Bio Co. (e)	59,945	1,699,441
Innovent Biologics, Inc. (a)(e)	2,250,000	23,813,440
Insmed, Inc. (a)	400,000	13,316,000
Kinnate Biopharma, Inc.	100,000	3,978,000
Kura Oncology, Inc. (a)	440,000	14,370,400
Kymera Therapeutics, Inc. (a)	160,000	9,920,000
Mirati Therapeutics, Inc. (a)	84,000	18,449,760
Neurocrine Biosciences, Inc. (a)	328,000	31,438,800
ORIC Pharmaceuticals, Inc. (a)	250,000	8,462,500
Passage Bio, Inc.	212,500	5,433,625
Poseida Therapeutics, Inc. (a)	78,900	865,533
Poseida Therapeutics, Inc.	516,591	5,610,333
Prelude Therapeutics, Inc.	280,000	20,034,000
PTC Therapeutics, Inc. (a)	208,000	12,694,240
Regeneron Pharmaceuticals, Inc. (a)	269,000	129,956,590
Relay Therapeutics, Inc. (a)	200,000	8,312,000
Repare Therapeutics, Inc.	175,600	6,023,080
Revolution Medicines, Inc.	440,000	17,419,600
Sage Therapeutics, Inc. (a)	48,026	4,154,729
Sarepta Therapeutics, Inc. (a)	280,000	47,737,200
Scholar Rock Holding Corp. (a)	53,500	2,596,355
Shattuck Labs, Inc. (b)	315,300	16,524,873
Stoke Therapeutics, Inc. (a)	280,000	17,340,400
Taysha Gene Therapies, Inc.	160,000	4,246,400
TG Therapeutics, Inc. (a)	500,000	26,010,000
Turning Point Therapeutics, Inc. (a)	170,000	20,714,500
uniQure B.V. (a)	228,000	8,237,640
Vaxcyte, Inc.	220,000	5,845,400
Vertex Pharmaceuticals, Inc. (a)	120,000	28,360,800
Viela Bio, Inc. (a)	400,000	14,388,000
Xencor, Inc. (a)	460,000	20,069,800
Zentalis Pharmaceuticals, Inc.	381,819	19,831,679
Zymeworks, Inc. (a)	338,106	15,978,890
		893,228,147
Health Care Equipment & Supplies - 2.8%
Becton, Dickinson & Co.	128,000	32,028,160
Boston Scientific Corp. (a)	3,000,000	107,850,000
Danaher Corp.	725,000	161,051,500
DexCom, Inc. (a)	34,000	12,570,480
Hologic, Inc. (a)	930,000	67,731,900
Hoya Corp.	98,000	13,543,751
Insulet Corp. (a)	360,000	92,026,800
Intuitive Surgical, Inc. (a)	45,000	36,814,500
Masimo Corp. (a)	161,369	43,308,212
Outset Medical, Inc.	47,500	2,699,900
Outset Medical, Inc.	241,241	13,026,532
Penumbra, Inc. (a)	380,000	66,500,000
Shockwave Medical, Inc. (a)	140,000	14,520,800
Tandem Diabetes Care, Inc. (a)	254,000	24,302,720
		687,975,255
Health Care Providers & Services - 3.6%
1Life Healthcare, Inc. (a)	400,000	17,460,000
Anthem, Inc.	204,000	65,502,360
Centene Corp. (a)	1,700,000	102,051,000
Cigna Corp.	840,000	174,871,200
Guardant Health, Inc. (a)	116,000	14,950,080
HCA Holdings, Inc.	154,000	25,326,840
Humana, Inc.	450,000	184,621,500
Rede D'Oregon Sao Luiz SA	2,000,000	26,298,564
UnitedHealth Group, Inc.	800,000	280,544,000
		891,625,544
Health Care Technology - 0.2%
Castlight Health, Inc. (a)	689,200	895,960
Castlight Health, Inc. Class B (a)	1,000,000	1,300,000
Inspire Medical Systems, Inc. (a)	165,000	31,034,850
Phreesia, Inc. (a)	280,000	15,192,800
Veeva Systems, Inc. Class A (a)	28,000	7,623,000
		56,046,610
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	280,000	39,648,000
Bio-Rad Laboratories, Inc. Class A (a)	52,000	30,312,880
Bruker Corp.	860,000	46,551,800
JHL Biotech, Inc. (a)(d)	1,008,062	0
Lonza Group AG	65,000	41,870,842
Maravai LifeSciences Holdings, Inc.	330,000	9,256,500
Seer, Inc. Class A (c)	151,545	7,656,963
Sotera Health Co.	240,000	6,585,600
Thermo Fisher Scientific, Inc.	102,000	47,509,560
		229,392,145
Pharmaceuticals - 2.5%
Arvinas Holding Co. LLC (a)	200,000	16,986,000
AstraZeneca PLC (United Kingdom)	1,140,000	113,673,130
Atea Pharmaceuticals, Inc.	160,000	6,684,800
Bristol-Myers Squibb Co.	560,000	34,736,800
Chime Biologics Ltd. (d)	1,008,062	525,029
Eli Lilly & Co.	960,000	162,086,400
Harmony Biosciences Holdings, Inc.	681,389	23,400,602
IMARA, Inc.	150,000	3,307,500
Nektar Therapeutics (a)	700,000	11,900,000
Pliant Therapeutics, Inc.	345,200	7,842,944
Revance Therapeutics, Inc. (a)	240,000	6,801,600
Roche Holding AG (participation certificate)	500,000	174,149,283
Royalty Pharma PLC (a)(c)(d)	3,028	0
Royalty Pharma PLC	488,367	24,442,768
Royalty Pharma PLC (e)	388,170	19,427,909
Theravance Biopharma, Inc. (a)	520,889	9,256,198
UCB SA	150,000	15,480,749
		630,701,712

TOTAL HEALTH CARE		3,388,969,413

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	85,200	10,439,556
HEICO Corp. Class A	91,061	10,659,601
L3Harris Technologies, Inc.	221,710	41,907,624
Lockheed Martin Corp.	266,074	94,450,949
Raytheon Technologies Corp.	738,298	52,795,690
Teledyne Technologies, Inc. (a)	30,000	11,759,400
The Boeing Co.	362,500	77,596,750
		299,609,570
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	523,500	16,406,490
C.H. Robinson Worldwide, Inc.	315,502	29,616,173
		46,022,663
Airlines - 0.2%
JetBlue Airways Corp. (a)	3,260,000	47,400,400
Building Products - 0.9%
Fortune Brands Home & Security, Inc.	930,176	79,734,687
The AZEK Co., Inc.	1,094,300	42,075,835
Trane Technologies PLC	693,010	100,597,332
		222,407,854
Commercial Services & Supplies - 0.5%
Cintas Corp.	159,828	56,492,805
Copart, Inc. (a)	49,002	6,235,505
Waste Connection, Inc. (United States)	588,972	60,410,858
		123,139,168
Electrical Equipment - 0.5%
AMETEK, Inc.	1,025,932	124,076,216
Regal Beloit Corp.	101,800	12,502,058
		136,578,274
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	351,478	54,893,834
Honeywell International, Inc.	283,813	60,367,025
Roper Technologies, Inc.	227,500	98,072,975
		213,333,834
Machinery - 1.8%
AGCO Corp.	615,631	63,465,400
Caterpillar, Inc.	776,683	141,371,840
Chart Industries, Inc. (a)	136,700	16,101,893
Columbus McKinnon Corp. (NY Shares)	289,200	11,116,848
Fortive Corp.	1,189,494	84,239,965
IDEX Corp.	457,371	91,108,303
ITT, Inc.	404,900	31,185,398
Otis Worldwide Corp.	239,249	16,161,270
		454,750,917
Professional Services - 0.5%
IHS Markit Ltd.	649,254	58,322,487
TransUnion Holding Co., Inc.	551,295	54,699,490
		113,021,977
Road & Rail - 1.8%
CSX Corp.	1,088,826	98,810,960
Landstar System, Inc.	350,985	47,263,640
Lyft, Inc. (a)	1,285,100	63,136,963
Old Dominion Freight Lines, Inc.	476,883	93,078,024
Schneider National, Inc. Class B	427,400	8,847,180
Uber Technologies, Inc. (a)	387,512	19,763,112
Union Pacific Corp.	607,716	126,538,626
		457,438,505
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	249,300	11,073,906

TOTAL INDUSTRIALS		2,124,777,068

INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 0.2%
Cisco Systems, Inc.	981,600	43,926,600
Electronic Equipment & Components - 0.7%
Cognex Corp.	319,940	25,686,383
Corning, Inc.	1,443,577	51,968,772
TE Connectivity Ltd.	415,441	50,297,442
Trimble, Inc. (a)	402,753	26,891,818
Vontier Corp. (a)	833,577	27,841,472
		182,685,887
IT Services - 4.2%
Akamai Technologies, Inc. (a)	481,305	50,532,212
Capgemini SA	795,517	123,229,735
Cognizant Technology Solutions Corp. Class A	1,714,481	140,501,718
DXC Technology Co.	254,783	6,560,662
ExlService Holdings, Inc. (a)	304,866	25,953,243
Gartner, Inc. (a)	389,935	62,463,688
Global Payments, Inc.	225,200	48,512,584
GoDaddy, Inc. (a)	695,500	57,691,725
MasterCard, Inc. Class A	336,500	120,110,310
MongoDB, Inc. Class A (a)	72,400	25,994,496
PayPal Holdings, Inc. (a)	750,491	175,764,992
StoneCo Ltd. Class A (a)	204,200	17,136,464
Twilio, Inc. Class A (a)	90,400	30,600,400
Visa, Inc. Class A	757,300	165,644,229
		1,050,696,458
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	1,368,561	202,177,517
Intel Corp.	1,380,100	68,756,582
Lam Research Corp.	41,000	19,363,070
Marvell Technology Group Ltd.	437,044	20,777,072
Microchip Technology, Inc.	677,252	93,535,274
Micron Technology, Inc. (a)	2,206,511	165,885,497
ON Semiconductor Corp. (a)	228,500	7,478,805
Skyworks Solutions, Inc.	252,863	38,657,695
Xilinx, Inc.	358,800	50,867,076
		667,498,588
Software - 12.3%
Adobe, Inc. (a)	538,049	269,089,066
Alteryx, Inc. Class A (a)	149,100	18,158,889
Anaplan, Inc. (a)	1,211,200	87,024,720
Aspen Technology, Inc. (a)	217,400	28,316,350
Autodesk, Inc. (a)	417,732	127,550,289
Blackbaud, Inc.	345,200	19,869,712
Ceridian HCM Holding, Inc. (a)	277,800	29,602,368
Citrix Systems, Inc.	31,640	4,116,364
Constellation Software, Inc.	19,090	24,789,255
Digital Turbine, Inc. (a)	92,900	5,254,424
Elastic NV (a)	370,100	54,082,713
HubSpot, Inc. (a)	100,004	39,645,586
Micro Focus International PLC	1,307,421	7,522,591
Microsoft Corp.	6,092,559	1,355,106,973
Mimecast Ltd. (a)	423,000	24,043,320
New Relic, Inc. (a)	276,000	18,050,400
NortonLifeLock, Inc.	2,036,510	42,318,678
Nuance Communications, Inc. (a)	530,000	23,367,700
Palo Alto Networks, Inc. (a)	230,230	81,821,440
Pluralsight, Inc. (a)	2,636,636	55,263,891
Proofpoint, Inc. (a)	252,300	34,416,243
PTC, Inc. (a)	465,157	55,637,429
RealPage, Inc. (a)	563,200	49,133,568
Salesforce.com, Inc. (a)	1,104,031	245,680,018
Slack Technologies, Inc. Class A (a)(b)	2,380,245	100,541,549
Smartsheet, Inc. (a)	311,100	21,556,119
SVMK, Inc. (a)	416,400	10,639,020
Talend SA ADR (a)	347,691	13,330,473
Tenable Holdings, Inc. (a)	886,500	46,328,490
Topicus.Com, Inc. (a)(d)	35,503	134,222
Workday, Inc. Class A (a)	399,789	95,793,442
Workiva, Inc. (a)	363,000	33,258,060
Zendesk, Inc. (a)	372,400	53,297,888
		3,074,741,250
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	10,902,532	1,446,656,967
Western Digital Corp.	484,614	26,842,769
		1,473,499,736

TOTAL INFORMATION TECHNOLOGY		6,493,048,519

MATERIALS - 2.5%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	156,189	42,673,959
Albemarle Corp. U.S.	173,700	25,624,224
Balchem Corp.	198,600	22,882,692
Ecolab, Inc.	110,601	23,929,632
FMC Corp.	157,652	18,118,944
Innospec, Inc.	242,100	21,965,733
LyondellBasell Industries NV Class A	235,400	21,576,764
Olin Corp.	1,435,484	35,255,487
Sherwin-Williams Co.	33,361	24,517,333
Tronox Holdings PLC	434,100	6,346,542
		242,891,310
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	149,122	42,346,174
Summit Materials, Inc. (a)	1,277,340	25,648,987
Vulcan Materials Co.	164,000	24,322,840
		92,318,001
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	607,295	60,850,959
Metals & Mining - 0.9%
Commercial Metals Co.	1,296,156	26,623,044
First Quantum Minerals Ltd.	2,217,400	39,804,847
Freeport-McMoRan, Inc.	3,142,300	81,762,646
Lundin Mining Corp.	3,133,600	27,818,116
Newmont Corp.	406,356	24,336,661
Royal Gold, Inc.	167,800	17,847,208
		218,192,522

TOTAL MATERIALS		614,252,792

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	121,300	21,618,086
American Tower Corp.	482,504	108,302,848
Americold Realty Trust	504,714	18,840,974
CubeSmart	1,321,115	44,402,675
Digital Realty Trust, Inc.	523,272	73,001,677
Douglas Emmett, Inc.	516,100	15,059,798
Equity Lifestyle Properties, Inc.	283,700	17,975,232
Essex Property Trust, Inc.	132,459	31,448,416
Four Corners Property Trust, Inc.	1,139,603	33,925,981
Healthcare Realty Trust, Inc.	733,322	21,706,331
Invitation Homes, Inc.	997,451	29,624,295
Iron Mountain, Inc.	373,800	11,019,624
Kilroy Realty Corp.	54,000	3,099,600
Lamar Advertising Co. Class A	257,600	21,437,472
Mid-America Apartment Communities, Inc.	247,000	31,292,430
Outfront Media, Inc.	505,243	9,882,553
Prologis (REIT), Inc.	712,591	71,016,819
RLJ Lodging Trust	1,769,685	25,041,043
SBA Communications Corp. Class A	46,200	13,034,406
Sunstone Hotel Investors, Inc.	210,300	2,382,699
Ventas, Inc.	681,900	33,440,376
VICI Properties, Inc.	1,315,300	33,540,150
Weyerhaeuser Co.	385,700	12,932,521
		684,026,006
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	564,500	35,405,440

TOTAL REAL ESTATE		719,431,446

UTILITIES - 2.5%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	406,918	33,884,062
Duke Energy Corp.	256,180	23,455,841
Edison International	813,644	51,113,116
Entergy Corp.	124,927	12,472,712
Evergy, Inc.	394,975	21,925,062
Exelon Corp.	878,379	37,085,161
FirstEnergy Corp.	1,042,079	31,898,038
NextEra Energy, Inc.	1,001,156	77,239,185
NRG Energy, Inc.	424,654	15,945,758
PG&E Corp. (a)	3,131,189	39,014,615
Pinnacle West Capital Corp.	68,700	5,492,565
Portland General Electric Co.	37,600	1,608,152
PPL Corp.	464,531	13,099,774
Southern Co.	762,955	46,868,326
		411,102,367
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	56,688	1,675,130
Class C	427,614	13,653,715
NextEra Energy Partners LP	151,175	10,136,284
Sunnova Energy International, Inc. (a)	186,200	8,403,206
The AES Corp.	1,635,475	38,433,663
Vistra Corp.	619,278	12,175,005
		84,477,003
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	1,251,798	27,088,909
Dominion Energy, Inc.	415,313	31,231,538
NiSource, Inc.	305,352	7,004,775
Public Service Enterprise Group, Inc.	505,100	29,447,330
Sempra Energy	284,356	36,229,798
		131,002,350
Water Utilities - 0.0%
Essential Utilities, Inc.	56,300	2,662,427

TOTAL UTILITIES		629,244,147

TOTAL COMMON STOCKS
(Cost $15,716,366,703)		24,382,345,863

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Dmed Biopharmaceutical Co. Ltd. Series C (c)(d)	416,172	5,910,953
Pharmaceuticals - 0.0%
Aristea Therapeutics, Inc. Series B (c)(d)	391,809	2,824,943
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $8,071,270)		8,735,896

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.11% (f)	380,474,892	380,550,987
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	56,818,268	56,823,950
TOTAL MONEY MARKET FUNDS
(Cost $437,374,937)		437,374,937

Equity Funds - 0.9%
Domestic Equity Funds - 0.9%
iShares S&P 500 Index ETF
(Cost $223,111,824)	603,500	226,547,865
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $16,384,924,734)		25,055,004,561
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(62,003,440)
NET ASSETS - 100%		$24,993,001,121

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,668,066 or 0.2% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,940,790 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$21,348,159
Aristea Therapeutics, Inc. Series B	10/6/20	$2,160,317
Dmed Biopharmaceutical Co. Ltd. Series C	12/1/20	$5,910,953
Royalty Pharma PLC	5/21/15	$357,001
Seer, Inc. Class A	12/8/20	$2,879,355
The Honest Co., Inc.	8/28/18	$1,921,088

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$75,197
Fidelity Securities Lending Cash Central Fund	86,829
Total	$162,026

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,559,298,217	$2,559,298,217	$--	$--
Consumer Discretionary	2,925,897,830	2,864,955,427	56,393,430	4,548,973
Consumer Staples	1,532,598,225	1,493,521,647	39,076,578	--
Energy	583,334,725	549,230,899	34,103,826	--
Financials	2,811,493,481	2,697,633,389	81,133,858	32,726,234
Health Care	3,397,705,309	3,009,056,699	379,387,685	9,260,925
Industrials	2,124,777,068	2,124,777,068	--	--
Information Technology	6,493,048,519	6,485,391,706	7,522,591	134,222
Materials	614,252,792	614,252,792	--	--
Real Estate	719,431,446	719,431,446	--	--
Utilities	629,244,147	629,244,147	--	--
Money Market Funds	437,374,937	437,374,937	--	--
Equity Funds	226,547,865	226,547,865	--	--
Total Investments in Securities:	$25,055,004,561	$24,410,716,239	$597,617,968	$46,670,354

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,234,022) — See accompanying schedule: Unaffiliated issuers (cost $15,947,549,797)	$24,617,629,624
Fidelity Central Funds (cost $437,374,937)	437,374,937
Total Investment in Securities (cost $16,384,924,734)		$25,055,004,561
Receivable for investments sold		45,167,761
Receivable for fund shares sold		12,964,031
Dividends receivable		18,178,677
Distributions receivable from Fidelity Central Funds		72,523
Other receivables		50,648
Total assets		25,131,438,201
Liabilities
Payable to custodian bank	$3,022,835
Payable for investments purchased	62,275,193
Payable for fund shares redeemed	16,164,897
Other payables and accrued expenses	150,205
Collateral on securities loaned	56,823,950
Total liabilities		138,437,080
Net Assets		$24,993,001,121
Net Assets consist of:
Paid in capital		$15,860,808,627
Total accumulated earnings (loss)		9,132,192,494
Net Assets		$24,993,001,121
Net Asset Value, offering price and redemption price per share ($24,993,001,121 ÷ 215,773,117 shares)		$115.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period September 18, 2020 (commencement of operations) to December 31, 2020 (Unaudited)
Investment Income
Dividends		$72,675,183
Income from Fidelity Central Funds (including $86,829 from security lending)		162,026
Total income		72,837,209
Expenses
Custodian fees and expenses	$82,473
Independent directors' fees and expenses	37,799
Legal	17,817
Total expenses before reductions	138,089
Expense reductions	(100,076)
Total expenses after reductions		38,013
Net investment income (loss)		72,799,196
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	587,103,901
Foreign currency transactions	(3,673,644)
Futures contracts	434,827
Total net realized gain (loss)		583,865,084
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,963,566,864
Assets and liabilities in foreign currencies	3,321,155
Total change in net unrealized appreciation (depreciation)		2,966,888,019
Net gain (loss)		3,550,753,103
Net increase (decrease) in net assets resulting from operations		$3,623,552,299

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period September 18, 2020 (commencement of operations) to December 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,799,196
Net realized gain (loss)	583,865,084
Change in net unrealized appreciation (depreciation)	2,966,888,019
Net increase (decrease) in net assets resulting from operations	3,623,552,299
Distributions to shareholders	(197,872,768)
Affiliated share transactions
Proceeds from sales of shares	515,520,995
Net asset value of shares issued in exchange for the net assets of Target Funds (note 10)	21,629,434,310
Reinvestment of distributions	197,872,749
Cost of shares redeemed	(775,506,464)
Net increase (decrease) in net assets resulting from share transactions	21,567,321,590
Total increase (decrease) in net assets	24,993,001,121
Net Assets
Beginning of period	–
End of period	$24,993,001,121
Other Information
Shares
Sold	4,905,747
Issued in exchange for the shares of Target Funds (note 10)	216,294,365
Issued in reinvestment of distributions	1,764,988
Redeemed	(7,191,983)
Net increase (decrease)	215,773,117

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Equity Central Fund

Six months ended (Unaudited) December 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$100.00
Income from Investment Operations
Net investment income (loss)B	.34
Net realized and unrealized gain (loss)	16.42
Total from investment operations	16.76
Distributions from net investment income	(.27)
Distributions from net realized gain	(.66)
Total distributions	(.93)
Net asset value, end of period	$115.83
Total ReturnC,D	16.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H
Expenses net of fee waivers, if any	- %G,H
Expenses net of all reductions	- %G,H
Net investment income (loss)	1.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$24,993,001
Portfolio turnover rateI	19%J,K

 A For the period September 18, 2020 (commencement of operations) to December 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2020

1. Organization.

Fidelity U.S. Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,951,572,601
Gross unrealized depreciation	(358,585,413)
Net unrealized appreciation (depreciation)	$8,592,987,188
Tax cost	$16,462,017,373

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Equity Central Fund	3,517,942,953	3,733,291,210

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity U.S. Equity Central Fund	$67,625

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Equity Central Fund	$9,036	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $100,075 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Merger Information.

On September 18, 2020, the Fund acquired all of the assets and assumed all of the liabilities of each Fund shown in the table below (Target Funds) pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). Each acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of each Target Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Funds	Securities $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged
Fidelity Communication Services Central Fund	2,141,812,833	519,302,172	2,120,801,164	21,208,011
Fidelity Consumer Discretionary Central Fund	2,379,545,185	1,008,679,474	2,377,079,793	23,770,800
Fidelity Consumer Staples Central Fund	1,404,755,423	183,109,941	1,408,546,669	14,085,469
Fidelity Energy Central Fund	492,966,055	(166,203,567)	492,316,660	4,923,164
Fidelity Financials Central Fund	2,972,669,112	121,195,967	2,979,099,815	29,791,012
Fidelity Health Care Central Fund	3,329,427,513	1,050,591,177	3,330,176,008	33,301,760
Fidelity Industrials Central Fund	1,767,416,176	475,772,074	1,769,747,563	17,697,476
Fidelity Information Technology Central Fund	6,093,403,752	2,363,995,847	6,085,657,837	60,856,583
Fidelity Materials Central Fund	509,207,518	93,756,573	509,656,880	5,096,569
Fidelity Utilities Central Fund	555,511,461	56,313,305	556,351,921	5,563,521

Surviving Fund	Net assets $	Total net assets after the acquisition $
Fidelity U.S. Equity Central Fund	100	21,629,434,410

Pro forma results of operations of the combined entity for the entire period ended December 31, 2020 as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$135,215,748
Total net realized gain (loss)	958,619,621
Total change in net unrealized appreciation (depreciation)	4,029,775,760
Net increase (decrease) in net assets resulting from operations	$5,123,611,129

Because the combined investment portfolios have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that has been included in the Fund's accompanying Statement of Operations since September 18, 2020.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 18, 2020 to December 31, 2020). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value December 31, 2020	Expenses Paid During Period
Fidelity U.S. Equity Central Fund	.0021%
Actual		$1,000.00	$1,167.90	$.01-B
Hypothetical-C		$1,000.00	$1,025.19	$.01-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 105/365 (to reflect the period September 18, 2020 to December 31, 2020).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Equity Central Fund

At its July 2020 meeting, the Board of Directors, including the Independent Directors (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy, and the purpose of central funds generally. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory and administrative services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund will not pay a management fee, FMR receives a management fee that is determined based on the fees FMR receives for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, with certain limited exceptions (i.e., custody fees and expenses, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board concluded that the management fee to be received for providing services to the fund and the fund's projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

Economies of Scale.  The Board concluded that because the fund will pay no advisory fees and FMR will bear all expenses of the fund, with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is a centralized vehicle for the management of securities on a pooled basis. The Board also noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as the fund may deliver more uniform asset class performance and offer additional opportunities to generate returns and diversify the investing funds' equity allocations.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

USE-SANN-0221
1.9900194.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 17, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 17, 2021